Financial Risk Management - Summary of Aging of Groups Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 103,366	$ 112,951
Gross carrying amount	104,144	114,171
Allowance for expected credit losses	(778)	(1,220)	$ (3,730)
Current
Aging Of Current Trade Receivables [Line Items]
Trade receivables	86,760	92,293
1-30 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	12,787	15,127
31-60 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	2,527	2,488
61-90 Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	681	1,381
91- Days Past Due
Aging Of Current Trade Receivables [Line Items]
Trade receivables	$ 1,389	$ 2,882